FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2019
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

(14) FINANCIAL INSTRUMENTS

Other Financial Instruments

We determine the fair value of debt using Level 2 inputs based on quoted market prices. The carrying amount of all other debt approximates fair value as those instruments are based on variable interest rates. The following table presents the fair value and carrying value of long-term debt, including the current portion of long-term debt as of December 31, 2019 and 2018.

	December 31, 2019		December 31, 2018
		Carrying		Carrying
	Fair Value	Value	Fair Value	Value
Term Loan due 2023	$1,985.7	$1,990.7	$1,796.2	$1,973.8
9.250% Notes due 2024	780.0	726.4	686.8	722.9
12.00%/13.00% Senior PIK Toggle Notes due 2022	507.3	490.1	462.0	485.0
10.00% Notes due 2024	122.0	114.8	—	—
ABL Revolving Credit Facility due 2021	145.2	145.2	245.1	245.1